STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Treasury stock reissued	3,123,455	2,001,548	2,094,108
Treasury shares	7,661,359	9,857,092	10,324,181